TRANSACTIONS AND BALANCES WITH RELATED PARTIES: (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement of financial position items - current liabilities -
Accounts payable and accruals - other	$ 3,893	$ 768
Related Parties [Member]
Statement of financial position items - current liabilities -
Accounts payable and accruals - other	$ 190	$ 44